Schedule of Outstanding Warrants (Details) - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Jul. 26, 2024	Jul. 15, 2024	May 31, 2024	Apr. 18, 2024	Dec. 31, 2023		Sep. 12, 2023
Class of Warrant or Right [Line Items]
Total		1,403,320	910,299	58,235		89,151	16,375	111,772	[1]
Exercise price			$ 18.24
Warrant [Member]
Class of Warrant or Right [Line Items]
Total			910,299	50,000		4,458	6,333	111,772
Exercise price				$ 22.80
Private Warrants To Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Total	[2]	15,938,000	15,938,000
Exercise price		$ 1,380.00	$ 1,380.00
Issuance date		Sep. 12, 2023	Sep. 12, 2023
Expiration date		Sep. 12, 2028	Sep. 12, 2028
Public Warrants To Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Total	[3]	95,834,000	95,834,000
Exercise price		$ 1,380,000.00	$ 1,380,000.00
Issuance date		Sep. 12, 2023	Sep. 12, 2023
Expiration date		Sep. 12, 2028	Sep. 12, 2028
Warrants To Purchase Restricted Shares [Member]
Class of Warrant or Right [Line Items]
Total		3,334,000	3,334,000
Exercise price		$ 158.40	$ 158.40
Issuance date		Feb. 21, 2024	Feb. 21, 2024
Expiration date		Feb. 21, 2029	Feb. 21, 2029
Warrants To Purchase Restricted Shares One [Member]
Class of Warrant or Right [Line Items]
Total		50,000,000	50,000,000
Exercise price		$ 22.80	$ 22.80
Issuance date		Jul. 28, 2024	Jul. 28, 2024
Expiration date		Jul. 28, 2027	Jul. 28, 2027
Placement Agent Warrants To Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Total		6,333,000	6,333,000
Exercise price		$ 79.20	$ 79.20
Issuance date		Apr. 18, 2024	Apr. 18, 2024
Expiration date		Apr. 18, 2029	Apr. 18, 2029
Placement Agent Warrants To Purchase Common Stock One [Member]
Class of Warrant or Right [Line Items]
Total		4,458,000	4,458,000
Exercise price		$ 45.00	$ 45.00
Issuance date		Jun. 03, 2024	Jun. 03, 2024
Expiration date		Jun. 03, 2029	Jun. 03, 2029
Placement Agent Warrants To Purchase Common Stock Two [Member]
Class of Warrant or Right [Line Items]
Total		8,542,000	8,542,000
Exercise price		$ 15.00	$ 15.00
Issuance date		Oct. 24, 2024	Oct. 24, 2024
Expiration date		Apr. 24, 2030	Apr. 24, 2030
Placement Agent Warrants To Purchase Common Stock Three [Member]
Class of Warrant or Right [Line Items]
Total		18,492,000	18,492,000
Exercise price		$ 25.35	$ 25.35
Issuance date		Nov. 15, 2024	Nov. 15, 2024
Expiration date		May 15, 2030	May 15, 2030
Placement Agent Warrants To Purchase Common Stock Four [Member]
Class of Warrant or Right [Line Items]
Total		20,834,000
Exercise price		$ 12.75	$ 12.75
Issuance date		Jan. 10, 2025	Jan. 10, 2025
Expiration date		Jan. 10, 2030	Jan. 10, 2030
Placement Agent Warrants To Purchase Common Stock Five [Member]
Class of Warrant or Right [Line Items]
Total		25,221,000
Exercise price		$ 9.75	$ 9.75
Issuance date		Mar. 31, 2025	Mar. 31, 2025
Expiration date		Mar. 31, 2030	Mar. 31, 2030
Series A Warrants To Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Total	[4]	87,643,000	87,643,000
Exercise price		$ 18.24	$ 18.24
Issuance date		Apr. 18, 2024	Apr. 18, 2024
Expiration date		Apr. 18, 2029	Apr. 18, 2029
Series B Warrants To Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Total	[5]		57,451,000
Exercise price		$ 18.24	$ 18.24
Issuance date		Apr. 18, 2024	Apr. 18, 2024
Expiration date		Apr. 18, 2025	Apr. 18, 2025
Series B 1 Warrants To Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Total	[6]	22,276,000	22,276,000
Exercise price		$ 18.24	$ 18.24
Issuance date		Jun. 03, 2024	Jun. 03, 2024
Expiration date		Jun. 03, 2029	Jun. 03, 2029
Series B 1 Warrants To Purchase Common Stock One [Member]
Class of Warrant or Right [Line Items]
Total	[6]	16,667,000	16,667,000
Exercise price		$ 18.24	$ 18.24
Issuance date			Jul. 19, 2024
Expiration date			Jul. 19, 2029
Series B 1 Warrants To Purchase Common Stock Two [Member]
Class of Warrant or Right [Line Items]
Total	[6]	8,334,000	8,334,000
Exercise price		$ 18.24	$ 18.24
Issuance date		Jul. 22, 2024	Jul. 22, 2024
Expiration date		Jul. 22, 2029	Jul. 22, 2029
Series B 1 Warrants To Purchase Common Stock Three [Member]
Class of Warrant or Right [Line Items]
Total	[6]	16,251,000	16,251,000
Exercise price		$ 18.24	$ 18.24
Issuance date			Nov. 13, 2024
Expiration date			Nov. 13, 2029
Series C 1 Warrants To Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Total	[7]	59,586,000	59,586,000
Exercise price		$ 18.24	$ 18.24
Issuance date		Jun. 03, 2024	Jun. 03, 2024
Expiration date		Jun. 03, 2029	Jun. 03, 2029
Series C 1 Warrants To Purchase Common Stock One [Member]
Class of Warrant or Right [Line Items]
Total	[7]	4,167,000	4,167,000
Exercise price		$ 18.24	$ 18.24
Issuance date		Aug. 08, 2024	Aug. 08, 2024
Expiration date		Aug. 08, 2029	Aug. 08, 2029
Series C 1 Warrants To Purchase Common Stock Two [Member]
Class of Warrant or Right [Line Items]
Total	[7]	4,168,000	4,168,000
Exercise price		$ 18.24	$ 18.24
Issuance date		Aug. 16, 2024	Aug. 16, 2024
Expiration date		Aug. 16, 2029	Aug. 16, 2029
Series D Warrants To Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Total	[8]	89,153,000	89,153,000
Exercise price		$ 18.24	$ 18.24
Issuance date		Jun. 03, 2024	Jun. 03, 2024
Expiration date		Dec. 03, 2029	Dec. 03, 2029
Series E Warrants To Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Total		170,836,000	170,836,000
Exercise price		$ 13.56	$ 13.56
Issuance date		Oct. 24, 2024	Oct. 24, 2024
Expiration date		Apr. 24, 2026	Apr. 24, 2026
Series F Warrants To Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Total		170,836,000	170,836,000
Exercise price		$ 13.56	$ 13.56
Issuance date		Oct. 24, 2024	Oct. 24, 2024
Expiration date		Apr. 24, 2030	Apr. 24, 2030
Series G Warrants To Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Total		504,417,000
Exercise price		$ 8.34	$ 8.34
Issuance date		Mar. 31, 2025	Mar. 31, 2025
Expiration date		Sep. 30, 2032	Sep. 30, 2032
Series G Pre Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Total	[9]
Exercise price		$ 0.012	$ 0.012
Issuance date		Mar. 31, 2025	Mar. 31, 2025
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Total			15,938					15,938	[1]
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Total			95,834					95,834	[1]
Exercise price										$ 1,380.00
Restricted Stock [Member]
Class of Warrant or Right [Line Items]
Total			53,334						[1]
Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Total			37,825						[1]
Series A Warrant [Member]
Class of Warrant or Right [Line Items]
Total			87,643						[1]
Series B Warrant [Member]
Class of Warrant or Right [Line Items]
Total			57,451						[1]
Series B1 Warrant [Member]
Class of Warrant or Right [Line Items]
Total			63,528						[1]
Exercise price			$ 18.24
Series C1 Warrant [Member]
Class of Warrant or Right [Line Items]
Total			67,921						[1]
Exercise price			$ 18.24		$ 18.24
Series D Warrant [Member]
Class of Warrant or Right [Line Items]
Total			89,153						[1]
Exercise price					$ 18.24
Series E Warrant [Member]
Class of Warrant or Right [Line Items]
Total			170,836						[1]
Series F Warrant [Member]
Class of Warrant or Right [Line Items]
Total			170,836						[1]

[1]	Retrospectively restated for reverse recapitalization.
[2]	The Private Warrants (and shares of common stock issued or issuable upon exercise of the Private Warrants) in general, will not be transferable, assignable or salable until 30 days after the Closing (excluding permitted transferees) and they will not be redeemable under certain redemption scenarios by us so long as they are held by the Sponsor, Metric or their respective permitted transferees. Otherwise, the Private Warrants have terms and provisions that are identical to those of the Public Warrants, including as to exercise price, exercisability and exercise period. If the Private Warrants are held by holders other than the Company’s sponsor, Metric or their respective permitted transferees, the Private Warrants will be redeemable by the Company under all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants.
[3]	The Public Warrants became exercisable 30 days after the closing of the FLAG Merger. Each whole share of the warrant is exercisable for one share of the Company’s common stock.
[4]	During the year ended December 31, 2024, Series A warrants to purchase 60,418 shares of common stock were exercised at $18.24 per share and the Company received gross proceeds of approximately $1.1 million.
[5]	Series B warrants to purchase 22,275 shares of common stock were exercised at a reduced exercise price of $24.00 in connection with the May Inducement Offer. Pursuant to the issuance of common stock per the Series B warrant exercises, the Company received gross proceeds of approximately $0.5 million. During the year ended December 31, 2024, Series B warrants to purchase 68,335 shares of common stock were exercised at $18.24 per share and the Company received gross proceeds of approximately $1.2 million.
[6]	During the year ended December 31, 2024, Series B-1 warrants to purchase 27,082 shares of common stock were exercised at $18.24 per share and the Company received gross proceeds of approximately $0.5 million.
[7]	In connection with the May Inducement Offer, Series C-1 warrants to purchase 4,167 shares of common stock were exercised at $24.00 per share and the Company received gross proceeds of approximately $0.1 million. During the year ended December 31, 2024, Series C-1 warrants to purchase 47,936 shares of common stock were exercised at $18.24 per share and the Company received gross proceeds of approximately $0.9 million.
[8]	The Series D Warrants were issued as additional consideration to the Holders as part of the May Inducement Offer. The fair value of the Series D Warrants totaling $1.7 million was recorded as a deemed dividend to the warrant holders, and accordingly was treated as a reduction from total loss attributable to common stockholders in the calculations of net loss per share in the unaudited condensed consolidated statements of operations.
[9]	During the six months ended June 30, 2025, Pre-funded Series G warrants to purchase 227,334 shares of common stock were exercised at $0.012 per share and the Company received gross proceeds of approximately $3,000.